Derivative Financial Instruments - Summary of Average Price or Rate of Hedging Instruments (Detail)	Oct. 31, 2021	Oct. 31, 2020
Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	1.18%	1.71%
Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	1.22%	2.10%
Cash flow hedges [member] | Currency or interest rate risk [member] | Swaps [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	1.33%	1.30%
FX rate	1.31	1.32
Cash flow hedges [member] | Currency risk [member] | Swaps [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.27	1.31
Cash flow hedges [member] | Currency risk [member] | Swaps [member] | CAD-EUR [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.50	1.49
Cash flow hedges [member] | Currency risk [member] | Swaps [member] | CAD-GBP [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.72	1.72
Cash flow hedges [member] | Currency risk [member] | Foreign currency forward contracts [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.26	1.33
Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Price	71.29	75.40
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.26	1.34
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | MXN-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	16.77	16.60
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | PEN-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	3.08	2.64